Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 810	$ 10,373
Short term bank deposits	4,045
Governmental grant receivable	108	54
Other receivables and prepaid expenses	757	543
Inventories (Note 3)	1,032	6
TOTAL CURRENT ASSETS	6,752	10,976
NON-CURRENT ASSETS:
Long term bank deposits	54
Right-of-use assets (Note 5)	592	180
Property and equipment, net (Note 4)	194	68
TOTAL NON-CURRENT ASSETS	840	248
TOTAL ASSETS	7,592	11,224
CURRENT LIABILITIES:
Accounts payable	410	156
Advance payments	312	353
Deferred revenues		12
Accrued payroll and other employment related accruals	579	416
Accrued expenses	190	145
Lease liabilities	297	68
TOTAL CURRENT LIABILITIES	1,788	1,150
Lease liabilities	278	94
TOTAL LIABILITIES	2,066	1,244
COMMITMENTS AND CONTINGENCIES (Note 6)
SHAREHOLDERS’ EQUITY (Note 9):
Ordinary shares, NIS 0.01 par value: Authorized 50,000,000 as of December 31, 2023 and December 31, 2022; Issued and outstanding 20,387,428 shares as of December 31, 2023 and 15,049,720 shares as of December 31, 2022	57	43
Additional paid-in capital	26,692	23,346
Accumulated losses	(21,223)	(13,409)
TOTAL SHAREHOLDERS’ EQUITY	5,526	9,980
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 7,592	$ 11,224